Debt issued - Changes from cash flows and non-cash changes of debt issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt issued
At January 1,	$ 677,370	$ 665,342
Issue of debt	400,000
Amortized debt issue costs	(8,742)
Interest expense	58,647	39,048	$ 38,747
Interest paid	51,270	37,890
Foreign exchange (loss)/gain	(5,601)	15,834
Redemption of debt	(33,929)	(4,964)
At period end	1,036,475	677,370	665,342
Debt issued	1,022,557	667,814
Debt interest payable	13,918	9,556
Total debt issued	1,036,475	677,370	665,342
Debt interest expense	56,454	37,814	37,528
Debt issue costs incurred as finance costs	2,193	1,234	1,219
Debt finance costs (above)	$ 58,647	$ 39,048	$ 38,747